Note 9 - Share-based Payments - Fair Value Assumptions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Grant (number of stock options)	1,869,400	671,253
Weighted average fair value of stock options (in dollars per share)	$ 8.38	$ 6.80
Weighted average exercise price	$ 14.16	$ 10.22
Share price	$ 14.16	$ 10.22
Risk-free interest rate	2.68%	1.96%
Expected dividend yield
Volatility factor	74.86%	77.13%
Expected life (in years)	4.4	5.85